Earnings Per Share	6 Months Ended
Apr. 30, 2025
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Earnings Per Share
Note 10: Earnings Per Share
Basic earnings per share is calculated by dividing net income attributable to bank shareholders, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Net income attributable to bank shareholders	$1,960	$1,862	$4,094	$3,152
Dividends on preferred shares and distributions on other equity instruments	(142)	(143)	(207)	(183)
Net income available to common shareholders	$1,818	$1,719	$3,887	$2,969
Weighted-average number of common shares outstanding (in thousands)	725,402	728,348	727,518	726,024
Basic earnings per common share (Canadian $)	$2.51	$2.36	$5.34	$4.09
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Net income available to common shareholders	$1,818	$1,719	$3,887	$2,969
Weighted-average number of common shares outstanding (in thousands)	725,402	728,348	727,518	726,024
Dilutive impact of stock options (1)
Stock options potentially exercisable	5,893	4,691	6,072	3,707
Common shares potentially repurchased	(4,855)	(3,760)	(4,989)	(2,824)
Weighted-average number of diluted common shares outstanding (in thousands)	726,440	729,279	728,601	726,907
Diluted earnings per common share (Canadian $)	$2.50	$2.36	$5.34	$4.08

(1)
The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per share, we excluded average stock options outstanding of
716,633 and 594,569 with a weighted-average exercise price of $150.60 and $151.95 for the three and six months ended April 30, 2025, respectively (2,198,642 and 3,140,711 with a weighted-average exercise price of $132.66 and $131.39 for the three and six months ended April 30, 2024, respectively), as the average share price for the periods did not exceed the exercise price.